As filed with the Securities and Exchange Commission on December 30, 2025

1933 Act File No. 333-88343

1940 Act File No. 811-09603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒
(Check appropriate box or boxes.)

AMERICAN BEACON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 391-6100

Gregory J. Stumm, President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Franklin H. Na, Esq. Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 29, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 29, 2026, the effectiveness of the registration statement for the American Beacon Ninety One International Franchise ETF (the “Fund”), filed in Post-Effective Amendment No. 58 (“PEA No. 58”) on September 18, 2025, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Since no other changes are intended to be made to PEA No. 58 by means of this filing, Parts A, B and C of PEA No. 58 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 58.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 58.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on December 30, 2025.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gregory J. Stumm
Gregory J. Stumm
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No.60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory J. Stumm	President (Principal Executive Officer)	December 30, 2025
Gregory J. Stumm

/s/ Sonia L. Bates	Treasurer (Principal Financial Officer	December 30, 2025
Sonia L. Bates	and Principal Accounting Officer)

Gilbert G. Alvarado*	Trustee	December 30, 2025
Gilbert G. Alvarado

Gerard J. Arpey*	Trustee	December 30, 2025
Gerard J. Arpey

Eugene J. Duffy*	Trustee	December 30, 2025
Eugene J. Duffy Claudia A. Holz*	Trustee	December 30, 2025
Claudia A. Holz
Douglas A. Lindgren*	Chair and Trustee	December 30, 2025
Douglas A. Lindgren

Barbara McKenna*	Trustee	December 30, 2025
Barbara McKenna
Janet C. Smith*	Trustee	December 30, 2025
Janet C. Smith

Paul Zemsky*	Trustee	December 30, 2025
Paul Zemsky

*By	/s/ Rosemary K. Behan[1]
Rosemary K. Behan
Attorney-In-Fact

1Signed pursuant to previously filed power of attorney.